Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document And Entity Information Abstract
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Entity Registrant Name	EZCHIP SEMICONDUCTOR LTD
Entity Central Index Key	0000892534
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2
Entity Filer Category	Large Accelerated Filer

CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 35,009	$ 19,056
Short-term interest bearing deposits	72,000	67,000
Available-for-sale marketable securities	41,755	40,714
Trade receivables (net of allowances of $40 (	5,215	8,655
Other accounts receivable and prepaid expenses	4,524	1,837
Inventories	5,992	5,788
Total current assets	164,495	143,050
NON-CURRENT ASSETS:
Long-term interest bearing deposits	5,000
Severance pay fund	5,472	5,215
Long term investment and others	333	337
Total non-current assets	10,805	5,552
PROPERTY AND EQUIPMENT, NET	1,090	828
INTANGIBLE ASSETS, NET	1,103	1,205
GOODWILL	96,276	96,276
Total assets	273,769	246,911
CURRENT LIABILITIES:
Trade payables	746	2,319
Other accounts payable and accrued expenses	6,028	6,352
Total current liabilities	6,774	8,671
ACCRUED SEVERANCE PAY	6,443	6,081
SHAREHOLDERS' EQUITY:
Share capital Ordinary shares of NIS 0.02 par value - Authorized: 50,000,000 shares at June 30, 2012 and December 31, 2011, respectively; Issued and outstanding: 28,077,219 and 27,054,663 Ordinary shares at June 30, 2012 and December 31, 2011, respectively.	160	155
Additional paid-in capital	305,820	288,641
Accumulated other comprehensive loss	(436)	(960)
Accumulated deficit	(44,992)	(55,677)
Total shareholders' equity	260,552	232,159
Total liabilities and shareholders' equity	$ 273,769	$ 246,911

CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (PARENTHETICALS) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts	$ 40		$ 40
Ordinary shares, par value per share		0.02		0.02
Ordinary shares, shares authorized	50,000,000	50,000,000	50,000,000	50,000,000
Ordinary shares, shares issued	28,077,219	28,077,219	27,054,663	27,054,663
Ordinary shares, shares outstanding	28,077,219	28,077,219	27,054,663	27,054,663

CONDENSED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
CONDENSED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 30,213	$ 30,485	$ 63,457
Costs of revenues	5,066	6,514	14,409
Amortization of existing technology		597	597
Repayment of OCS grants			9,938
Gross profit	25,147	23,374	38,513
Operating Expenses:
Research and development (net of grants and participations in the amount of $3,160, $2,625 and $5,050 for the six months ended June 30, 2012 and 2011, and for the year ended December 31, 2011, respectively)	9,374	8,291	16,695
Selling and marketing	3,944	3,901	7,743
General and administrative	2,423	2,105	4,316
Total operating expenses	15,741	14,297	28,754
Operating income	9,406	9,077	9,759
Financial income, net	1,279	695	1,713
Income before taxes	10,685	9,772	11,472
Taxes on income		(3,527)	(3,530)
Net income	10,685	6,245	7,942 [1]
Basic net income per share	$ 0.38	$ 0.24	$ 0.3
Diluted net income per share	$ 0.37	$ 0.22	$ 0.28
Weighted average number of Ordinary Shares used in computing basic net income per share	27,783,834	26,400,961	26,681,749
Weighted average number of Ordinary Shares used in computing diluted net income per share	28,700,836	27,798,963	28,001,428
Unrealized gain (loss) on available-for-sale marketable securities	399	(82)	(618)
Unrealized gain (loss) on foreign currency cash flow hedges transactions	125	290	(882)
Total comprehensive income	$ 11,209	$ 6,453	$ 6,442

[1]	Including one time repayment of OCS grants

CONDENSED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS (PARENTHETICALS) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
CONDENSED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Research and development grants and participations	$ 3,160	$ 2,625	$ 5,050

CONDENSED INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total		Share capital [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2010	$ 209,029		$ 149	$ 271,959	$ 540	$ (63,619)
Balance, shares at Dec. 31, 2010			26,033,876
Exercise of stock options	6,223		4	6,219
Exercise of stock options, shares			654,331
Vesting of restricted share units
Vesting of restricted share units, shares			136,379
Stock-based compensation	4,196			4,196
Comprehensive income:
Unrealized gain (loss) on available-for-sale marketable securities	(82)				(82)
Unrealized gain (loss) on foreign currency cash flow hedges transactions	290				290
Net income	6,245					6,245
Balance at Jun. 30, 2011
Balance at Dec. 31, 2010	209,029		149	271,959	540	(63,619)
Balance, shares at Dec. 31, 2010			26,033,876
Exercise of stock options	8,082		6	8,076
Exercise of stock options, shares			814,525
Vesting of restricted share units
Vesting of restricted share units, shares			206,262
Stock-based compensation	8,606			8,606
Comprehensive income:
Unrealized gain (loss) on available-for-sale marketable securities	(618)				(618)
Unrealized gain (loss) on foreign currency cash flow hedges transactions	(882)				(882)
Net income	7,942	[1]				7,942
Balance at Dec. 31, 2011	232,159		155	288,641	(960)	(55,677)
Balance, shares at Dec. 31, 2011	27,054,663		27,054,663
Exercise of stock options	11,767		5	11,762
Exercise of stock options, shares			872,833
Vesting of restricted share units
Vesting of restricted share units, shares			149,723
Stock-based compensation	5,417			5,417
Comprehensive income:
Unrealized gain (loss) on available-for-sale marketable securities	399				399
Unrealized gain (loss) on foreign currency cash flow hedges transactions	125				125
Net income	10,685					10,685
Balance at Jun. 30, 2012	$ 260,552		$ 160	$ 305,820	$ (436)	$ (44,992)
Balance, shares at Jun. 30, 2012	28,077,219		28,077,219

[1]	Including one time repayment of OCS grants

CONDENSED INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (PARENTHETICALS) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Accumulated other comprehensive income (loss)
Accumulated unrealized gain (loss) on available-for-sale marketable securities	$ 98	$ (301)
Accumulated unrealized loss on foreign currency cash flows hedges	(534)	(659)
Accumulated other comprehensive loss	$ (436)	$ (960)

CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 10,685	$ 6,245	$ 7,942 [1]
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	300	902	1,227
Accumulated interest accretion and amortization of discount and premium on available-for-sale marketable securities	245	56	545
Realized gain related to sale of available-for-sale marketable securities		(73)	(73)
Increase in accrued severance pay, net	105	172	101
Stock-based compensation related to options and RSUs granted	5,417	4,196	8,606
Decrease in trade receivables, net	3,440	2,253	333
Increase in other accounts receivable and prepaid expenses	(2,687)	(1,870)	(952)
Increase in inventories	(204)	(1,438)	(1,266)
Decrease (increase) in other long term receivable	4	(17)	(2)
Decrease in deferred tax assets		3,513	3,513
Increase (decrease) in trade payables	(1,359)	(127)	781
Increase (decrease) in other accounts payable and accrued expenses	301	244	(1,376)
Net cash provided by operating activities	16,247	14,056	19,379
Cash flows from investing activities:
Investment in available-for-sale marketable securities	(5,482)	(4,008)	(20,702)
Investment in short-term deposits	(25,000)	(4,000)	(67,000)
Proceeds from redemption of short-term deposits	20,000	18,000	33,000
Investment in long-term deposits	(5,000)
Proceeds from sale and redemption of available-for-sale marketable securities	4,595	13,723	15,223
Purchase of property and equipment	(674)	(176)	(411)
Purchase of technology	(500)		(500)
Net cash provided by (used in) investing activities	(12,061)	23,539	(40,390)
Cash flows from financing activities:
Proceeds from exercise of stock options	11,767	5,905	8,082
Net cash provided by financing activities	11,767	5,905	8,082
Increase (decrease) in cash and cash equivalents	15,953	43,500	(12,929)
Cash and cash equivalents at the beginning of the period	19,056	31,985	31,985
Cash and cash equivalents at the end of the period	35,009	75,485	19,056
Including one time repayment of OCS grants			9,938
Significant non-cash activities:
Purchase of property, equipment and technology on credit	83	42	797
Exercise of stock options on credit		318
Net change in unrealized gain (loss) on available-for-sale marketable securities	399	(82)	(618)
Net change in unrealized gain (loss) on foreign currency cash flows hedges	$ 125	$ 290	$ (882)

[1]	Including one time repayment of OCS grants

GENERAL	6 Months Ended
Jun. 30, 2012
GENERAL [Abstract]
GENERAL
NOTE 1:- GENERAL

a.	EZchip Semiconductor Ltd. (the "Company") was incorporated as a limited liability company under the laws of the State of Israel in 1989.

On July 22, 2008, the Company changed its name from LanOptics Ltd. to EZchip Semiconductor Ltd. The Company is a fabless semiconductor company that develops and markets Ethernet network processors for networking equipment.

EZchip Technologies Ltd. ("EZchip Technologies") was established under the laws of the State of Israel in December 1999 as a wholly-owned subsidiary of the Company. During 2001, EZchip Technologies established a wholly-owned subsidiary under the laws of the State of Delaware, EZchip Inc., which is engaged in the marketing of EZchip Technologies' products in the United States.

b.	The Company's Ordinary shares are listed on the NASDAQ Global Select Market and its NASDAQ ticker symbol is "EZCH." The Company's Ordinary shares are also listed on the Tel Aviv Stock Exchange.

SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:- SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies applied in the financial statements of the Company as of December 31, 2011, are applied consistently in these financial statements.

UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2012
UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS
NOTE 3:- UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. GAAP for interim financial information. Accordingly, they do not include all the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six months ended June 30, 2012 are not necessarily indicative of the results that may be expected for the year ending December 31, 2012.

The unaudited interim financial statements should be read in conjunction with the Company's audited annual financial statements and accompanying notes for the year ended December 31, 2011 included in the Company's Annual Report on Form 20-F for the year ended December 31, 2011.

EMPLOYEE EQUITY INCENTIVE AWARDS	6 Months Ended
Jun. 30, 2012
EMPLOYEE EQUITY INCENTIVE AWARDS [Abstract]
EMPLOYEE EQUITY INCENTIVE AWARDS
NOTE 4:-	EMPLOYEE EQUITY INCENTIVE AWARDS

The Company adopted equity incentive plans for its employees, officers and directors. Under these plans, the Company grants two kinds of awards: stock options and Restricted Share Units (RSUs). The granted awards usually vest over a period of four years and, in the case of stock options, are exercisable over a period of seven years from the date of grant.

The following table summarizes the awards activity under the Company's equity incentive plans as of June 30, 2012, and changes during the six months ended June 30, 2012:

	Number of awards	Weighted-average exercise price	Weighted average remaining contractual life years	Aggregate intrinsic value (**)
	Unaudited

Outstanding at December 31, 2011 (1)	2,223,166	$9.45
RSUs granted	513,850	$0.01
Stock options exercised	(872,833)	$13.48
Vested and issued RSUs	(149,723)	$0.01
Forfeited (2)	(6,687)	$1.81

Outstanding at June 30, 2012 (3)	1,707,773	$5.41	2.15	$59,151

Stock options exercisable at June 30, 2012	531,078	$13.25	2.98	$14,228

Vested and expected to vest (4) (*)	1,660,313	$5.55	2.20	$57,275

(1)	Includes (i) 1,554,159 stock options with weighted average exercise price of $13.52; and (ii) 669,007 RSUs.

(2)	Includes (i) 741 forfeited stock options with weighted average exercise price of $16.28; and (ii) 5,946 forfeited RSUs.

(3)
Includes (i) 680,585 stock options with weighted average exercise price of $13.56, with weighted average remaining contractual term of 3.14 years and with aggregate intrinsic value of $18,022 ; and (ii) 1,027,188 RSUs, with weighted average remaining contractual term of 1.49 years and with aggregate intrinsic value of $41,129.

(4)
Includes (i) 678,765 stock options with weighted average exercise price of $13.56 with weighted average remaining contractual term of 3.22 years and with aggregate intrinsic value of $17,974; and (ii) 981,548 RSUs, with weighted average remaining contractual term of 1.49 years and with aggregate intrinsic value of $39,301.

(*)	Based on the Company's historical experience and future expectations, the annual pre-vesting forfeiture rate is approximately 3%.
(**)
The aggregate intrinsic value represents the total intrinsic value (the difference between the closing price of the Company's Ordinary shares on the NASDAQ Global Select Market on June 29, 2012 (the last trading day of the second quarter of fiscal 2012) and the exercise price, multiplied by the number of in-the-money awards) that would have been received by the award holders had all award holders exercised their awards on June 30, 2012. This amount changes based on the fair market value of the Company's Ordinary shares.

The awards outstanding as of June 30, 2012, grouped by exercise prices, were as follows:

	Awards	Weighted	Aggregate	Awards	Weighted
	outstanding as of	average remaining	intrinsic value as of	exercisable as of	average remaining
Exercise	June 30,	contractual	June 30,	June 30,	contractual
Price	2012	life years	2012	2012	life years

$0.01 (RSUs)	1,027,188	1.49	$41,129	--	--
$ 2.81 - $3.12	59,346	1.32	2,206	59,346	1.32
$ 10.33 - $11.97	94,202	4.17	2,696	52,620	4.19
$ 13.45 - $16.62	527,037	3.16	13,120	419,112	3.06

	1,707,773	2.15	$59,151	531,078	2.98

Stock-based compensation expenses

As of June 30, 2012, there was $28,690 of total unrecognized compensation cost related to non-vested stock-based compensation arrangements granted under the Company's equity incentive plans. This cost is expected to be recognized over a period of four years with a weighted average period of 2 years.

The total stock-based compensation expenses related to all of the Company's stock-based compensation plans, recognized for the six months ended June 30, 2012 and 2011 and for the year ended December 31, 2011, are set forth below:

	Six months ended June 30,		Year ended December 31,
	2012	2011	2011
	Unaudited		Audited

Costs of revenues	$151	$213	$359
Research and development expenses	2,906	2,245	4,446
Selling and marketing expenses	1,174	894	1,867
General and administrative expenses	1,186	844	1,934

Total stock-based compensation expenses	$5,417	$4,196	$8,606

INVENTORIES	6 Months Ended
Jun. 30, 2012
INVENTORIES [Abstract]
INVENTORIES	NOTE 5:- INVENTORIES
	June 30,	December 31,
	2012	2011
	Unaudited	Audited

Raw materials	$48	$113
Work in progress	100	96
Finished products	5,844	5,579

Total	$5,992	$5,788

AVAILABLE-FOR-SALE MARKETABLE SECURITIES	6 Months Ended
Jun. 30, 2012
AVAILABLE-FOR-SALE MARKETABLE SECURITIES [Abstract]
AVAILABLE-FOR-SALE MARKETABLE SECURITIES
NOTE 6:- AVAILABLE-FOR-SALE MARKETABLE SECURITIES

As of June 30, 2012 and December 31, 2011, all of the Company's marketable securities were classified as available-for-sale.

	June 30, 2012				December 31, 2011
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value
Available-for-sale - maturing within one year:
Governmental debentures fixed interest rate	$5,499	$12	$--	$5,511	$3,542	$--	$--	$3,542
Corporate debentures-
fixed interest rate	14,825	58	--	14,883	997	3	--	1,000
Corporate debentures floating interest rate	1,521	7	--	1,528	6,211	27	(15)	6,223

Total Available-for-sale -maturing within one year	21,845	77	--	21,922	10,750	30	(15)	10,765

Available-for-sale - maturing after one year:
Governmental debentures fixed interest rate	3,765	6	--	3,771	6,421	16	(12)	6,425
Corporate debentures
- fixed interest rate	5,790	20	(24)	5,786	13,550	25	(122)	13,453
Corporate debentures floating interest rate	10,257	63	(44)	10,276	10,294	--	(223)	10,071

Total Available-for-sale -maturing after one year	19,812	89	(68)	19,833	30,265	41	(357)	29,949

Total Available-for-sale	$41,657	$166	$(68)	$41,755	$41,015	$71	$(372)	$40,714

DERIVATIVE INSTRUMENTS	6 Months Ended
Jun. 30, 2012
DERIVATIVE INSTRUMENTS [Abstract]
DERIVATIVE INSTRUMENTS
NOTE 7:- DERIVATIVE INSTRUMENTS
The Company enters into derivative contracts with financial institutions in order to hedge the exposure to foreign currency exchange rate fluctuations and reduce the potential influence of such fluctuations on its cash flows and earnings. The Company hedges the cash flows of employee payroll expenses denominated in NIS against the changes in the U.S. dollar exchange rate. These derivative instruments are designated as cash flows hedges and are carried out through forward and options contracts on the U.S. dollar/NIS exchange rate.

Derivative instruments are recognized on the consolidated balance sheet as either assets or liabilities at fair value. The Company initially records changes in the fair value related to the effective portion (i.e., gains or losses) of the derivative instruments to Accumulated Other Comprehensive Income ("AOCI") and subsequently reclassifies those gains or losses to the applicable expense in the statement of operations when the hedged transactions are recorded.

As of June 30, 2012 and December 31, 2011, the Company had outstanding forward and options contracts with an estimated value of $16,800 and $15,800, respectively.

At June 30, 2012, the fair value of the Company's cash flow hedges was $534. This amount is expected to be reclassified from AOCI to the statement of operations within the next 12 months. The Company measured the fair value of the forward and options contracts in accordance with FASB ASC 820 "Fair Value Measurements and Disclosures," at Level 2.

During the six months ended June 30, 2012, the Company reclassified net loss of $378 out of the other comprehensive loss and recognized the loss in the Company's statements of operations as part of the payroll expenses.

The fair value of the outstanding foreign currency cash flows hedges recorded by the Company on its consolidated balance sheets as of June 30, 2012 and December 31, 2011, as a liability is as follows:

	June 30,	December 31,
	2012	2011
	Unaudited	Audited

Derivatives designated as cash flow hedging instruments

Other accounts payable and accrued expenses	$(534)	$(659)

Total	$(534)	$(659)

The activity related to the changes in net unrealized gains (losses) on foreign currency cash flows hedges is as follows:

	Six months ended	Year ended
	June 30,	December 31,
	2012	2011
	Unaudited	Audited

Net unrealized gains (losses) on cash flow hedges as of beginning balance *)	$(659)	$293
Gains (losses) recognized in accumulated other comprehensive income	503	(1,282)
Realized gains (losses) reclassified into earnings	(378)	330

Net unrealized losses on cash flow hedges as of ending balance *)	$(534)	$(659)

*) Excludes tax effect.

FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2012
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 8:-	FAIR VALUE OF FINANCIAL INSTRUMENTS

In accordance with FASB ASC 820, "Fair Value Measurements and Disclosures," the Company measures its available-for-sale marketable securities and foreign currency forward and options contracts at fair value. Available-for-sale marketable securities and forward and options contracts are classified within Level 2 because they are valued using other inputs that are directly or indirectly observable in the marketplace for similar investments.

The Company's financial assets and liabilities measured at fair value on a recurring basis consisted of the following types of instruments as of June 30, 2012 and December 31, 2011:

	June 30, 2012			December 31, 2011
	Unaudited			Audited
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Money market funds (included in cash and cash equivalents)	$9,761	$--	$--	$1,051	$--	$--
Governmental bonds	--	9,282	--	--	9,962	--
Corporate bonds	--	32,473	--	--	30,752	--
Foreign currency cash flow hedges	--	(450)	--	--	(582)	--

Total	$9,761	$41,305	$--	$1,051	$40,132	$--

ROYALTIES COMMITMENTS	6 Months Ended
Jun. 30, 2012
ROYALTIES COMMITMENTS [Abstract]
ROYALTIES COMMITMENTS
NOTE 9:-	ROYALTIES COMMITMENTS

The Company participates in programs sponsored by the Israeli Office of the Chief Scientist of the Israeli Ministry of Industry, Trade and Labor (the "OCS"), for the support of research and development activities.

In each of the six months ended June 30, 2012 and June 30, 2011, and the year ended December 31, 2011, the Company received an approval from the OCS for its participation in its research and development budgets. Pursuant to such programs, the OCS participates in up to 50% of the approved budget for certain periods ending June 30, 2012.

In connection with the OCS participation, the Company is obligated to pay royalties to the OCS at the rate of 3.5%-4.5% of sales of the products developed with the OCS's participation up to 100% of the grants received linked to the U.S. dollar bearing annual interest at a rate of LIBOR.

With respect to royalties paid for revenues that the Company derives from its partnership with Marvell Technology Group Ltd. ("Marvell"), royalties to the OCS are calculated based on Marvell's sale price to Cisco Systems, Inc. ("Cisco").

As of June 30, 2012, the Company has a contingent obligation of $6,180 which comprised of the amounts of royalty bearing grants received from the OCS less royalties already paid. For the six months ended June 30, 2012 and June 30, 2011, and for the year ended December 31, 2011, the royalties expenses, as part of the Company's cost of revenues, were $0, $726 and $1,196, respectively.

During December 2011, the Company made an early repayment of $9,938 of certain of its outstanding royalty obligation to the OCS. This repayment resulted in a one-time charge presented as an early repayment of royalty of government grants in the Company's consolidated statement of operations.

As of June 30, 2012 and December 31, 2011, the Company does not have accrued royalties pursuant to the OCS programs.

SEGMENTS AND GEOGRAPHIC INFORMATION	6 Months Ended
Jun. 30, 2012
SEGMENTS AND GEOGRAPHIC INFORMATION [Abstract]
SEGMENTS AND GEOGRAPHIC INFORMATION
NOTE 10:-	SEGMENTS AND GEOGRAPHIC INFORMATION

a.	Segment information: The Company manages its business on the basis of one reportable segment.

b.
Total revenues are attributed to geographic areas based on the bill-to location of the customers or customers' manufacturing subcontractors.
The following table presents total revenues for the six month periods ended June 30, 2012 and June 30, 2011, and for the year ended December 31, 2011 and long-lived assets as of June 30, 2012, June 30, 2011 and December 31, 2011:

	Six months ended June 30, 2012		Six months ended June 30, 2011		Year ended December 31, 2011
	Revenues	Long-lived Assets (*)	Revenues	Long-lived Assets (*)	Revenues	Long-lived Assets (*)

Israel	$3,500	$1,289	$3,318	$671	$5,643	$1,026
China and Hong Kong	9,498	-	9,620	-	25,136	-
Far East (excluding China and Hong Kong)	889	-	846	-	2,933	-
Canada	66	-	799	-	1,375	-
USA	3,346	1	5,316	2	10,440	2
Europe	12,840	-	10,369	-	17,635	-
Others	74	-	217	-	295	-

	$30,213	$1,290	$30,485	$$673	$63,457	$1,028

(*)	Excluded goodwill and intangible assets.

c.
Revenues from network processors amounted to $29,342, $29,488, and $61,802 for the six months ended June 30, 2012, June 30, 2011, and for the year ended December 31, 2011, respectively (including network processing units based systems). These revenues also included royalty revenues derived from the agreement with Marvell which amounted to $12,808, $9,845 and $16,845 for the six months ended June 30, 2012 and June 30, 2011, and for the year ended December 31, 2011, respectively. In addition, revenues from software tools and other services amounted to $871, $997 and $1,655 for the six months ended June 30, 2012 and June 30, 2011, and for the year ended December 31, 2011, respectively.

d.	Sales to the Company's significant customers, including sales to their manufacturing subcontractors, as a percentage of total revenue were as follows:

	Six months ended June 30,		Year ended December 31,
	2012	2011	2011
	Unaudited		Audited

Customer A	43%	32%	27%
Customer B	17%	(*)	11%
Customer C	14%	21%	24%

(*) less than 10%

MAJOR SUBCONTRACTORS	6 Months Ended
Jun. 30, 2012
MAJOR SUBCONTRACTORS [Abstract]
MAJOR SUBCONTRACTORS
NOTE 11:- MAJOR SUBCONTRACTORS

All of the Company's network processor chips are manufactured by third party subcontractors. While these subcontractors have been able to adequately meet the demands of the Company's increasing business, the Company is and will likely continue to be dependent upon such subcontractors to allocate to the Company sufficient capacity to meet the Company's needs in a timely manner. Revenues could be materially and adversely affected should these subcontractors fail to meet the Company's demand for products due to a shortage of production capacity, process difficulties, low yield rates or financial instability. For the six months ended June 30, 2012 and June 30, 2011, and for the year ended December 31, 2011, the Company's principal subcontractors accounted for approximately 78%, 75% and 80%, respectively, of the Company's cost of revenues.

EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2012
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
NOTE 12 - EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net earnings per share:

	Six months ended June 30,		Year ended December 31,
	2012	2011	2011
	Unaudited	Unaudited	Audited
Numerator:
Net income	$10,685	$6,245	$7,942

Denominator:
Weighted-average number of shares outstanding used in computing basic net earnings per share	27,783,834	26,400,961	26,681,749
Dilutive effect: stock options and RSUs	917,002	1,398,002	1,319,679
Total weighted-average number of shares used in computing diluted net earnings per share	28,700,836	27,798,963	28,001,428

Basic net income per share	$0.38	$0.24	$0.30
Diluted net income per share	$0.37	$0.22	$0.28

Anti-dilutive securities

There were no outstanding anti-dilutive options or RSUs for the six months ended June 30, 2012 and June 30, 2011, and for the year ended December 31, 2011.

EMPLOYEE EQUITY INCENTIVE AWARDS (Tables)	6 Months Ended
Jun. 30, 2012
EMPLOYEE EQUITY INCENTIVE AWARDS [Abstract]
Schedule of awards activity under equity incentive plans

	Number of awards	Weighted-average exercise price	Weighted average remaining contractual life years	Aggregate intrinsic value (**)
	Unaudited

Outstanding at December 31, 2011 (1)	2,223,166	$9.45
RSUs granted	513,850	$0.01
Stock options exercised	(872,833)	$13.48
Vested and issued RSUs	(149,723)	$0.01
Forfeited (2)	(6,687)	$1.81

Outstanding at June 30, 2012 (3)	1,707,773	$5.41	2.15	$59,151

Stock options exercisable at June 30, 2012	531,078	$13.25	2.98	$14,228

Vested and expected to vest (4) (*)	1,660,313	$5.55	2.20	$57,275

(1)	Includes (i) 1,554,159 stock options with weighted average exercise price of $13.52; and (ii) 669,007 RSUs.

(2)	Includes (i) 741 forfeited stock options with weighted average exercise price of $16.28; and (ii) 5,946 forfeited RSUs.

(3)
Includes (i) 680,585 stock options with weighted average exercise price of $13.56, with weighted average remaining contractual term of 3.14 years and with aggregate intrinsic value of $18,022 ; and (ii) 1,027,188 RSUs, with weighted average remaining contractual term of 1.49 years and with aggregate intrinsic value of $41,129.

(4)
Includes (i) 678,765 stock options with weighted average exercise price of $13.56 with weighted average remaining contractual term of 3.22 years and with aggregate intrinsic value of $17,974; and (ii) 981,548 RSUs, with weighted average remaining contractual term of 1.49 years and with aggregate intrinsic value of $39,301.

(*)	Based on the Company's historical experience and future expectations, the annual pre-vesting forfeiture rate is approximately 3%.
(**)
The aggregate intrinsic value represents the total intrinsic value (the difference between the closing price of the Company's Ordinary shares on the NASDAQ Global Select Market on June 29, 2012 (the last trading day of the second quarter of fiscal 2012) and the exercise price, multiplied by the number of in-the-money awards) that would have been received by the award holders had all award holders exercised their awards on June 30, 2012. This amount changes based on the fair market value of the Company's Ordinary shares.

Schedule of awards outstanding by exercise prices

	Awards	Weighted	Aggregate	Awards	Weighted
	outstanding as of	average remaining	intrinsic value as of	exercisable as of	average remaining
Exercise	June 30,	contractual	June 30,	June 30,	contractual
Price	2012	life years	2012	2012	life years

$0.01 (RSUs)	1,027,188	1.49	$41,129	--	--
$ 2.81 - $3.12	59,346	1.32	2,206	59,346	1.32
$ 10.33 - $11.97	94,202	4.17	2,696	52,620	4.19
$ 13.45 - $16.62	527,037	3.16	13,120	419,112	3.06

	1,707,773	2.15	$59,151	531,078	2.98

Schedule of stock-based compensation expenses recognized

	Six months ended June 30,		Year ended December 31,
	2012	2011	2011
	Unaudited		Audited

Costs of revenues	$151	$213	$359
Research and development expenses	2,906	2,245	4,446
Selling and marketing expenses	1,174	894	1,867
General and administrative expenses	1,186	844	1,934

Total stock-based compensation expenses	$5,417	$4,196	$8,606

INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2012
INVENTORIES [Abstract]
Schedule of inventories
	June 30,	December 31,
	2012	2011
	Unaudited	Audited

Raw materials	$48	$113
Work in progress	100	96
Finished products	5,844	5,579

Total	$5,992	$5,788

AVAILABLE FOR SALE MARKETABLE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2012
AVAILABLE-FOR-SALE MARKETABLE SECURITIES [Abstract]
Schedule of available for sale marketable securities
	June 30, 2012				December 31, 2011
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value
Available-for-sale - maturing within one year:
Governmental debentures fixed interest rate	$5,499	$12	$--	$5,511	$3,542	$--	$--	$3,542
Corporate debentures-
fixed interest rate	14,825	58	--	14,883	997	3	--	1,000
Corporate debentures floating interest rate	1,521	7	--	1,528	6,211	27	(15)	6,223

Total Available-for-sale -maturing within one year	21,845	77	--	21,922	10,750	30	(15)	10,765

Available-for-sale - maturing after one year:
Governmental debentures fixed interest rate	3,765	6	--	3,771	6,421	16	(12)	6,425
Corporate debentures
- fixed interest rate	5,790	20	(24)	5,786	13,550	25	(122)	13,453
Corporate debentures floating interest rate	10,257	63	(44)	10,276	10,294	--	(223)	10,071

Total Available-for-sale -maturing after one year	19,812	89	(68)	19,833	30,265	41	(357)	29,949

Total Available-for-sale	$41,657	$166	$(68)	$41,755	$41,015	$71	$(372)	$40,714

DERIVATIVE INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2012
DERIVATIVE INSTRUMENTS [Abstract]
Schedule of the fair value of outstanding foreign currency cash flows hedges
	June 30,	December 31,
	2012	2011
	Unaudited	Audited

Derivatives designated as cash flow hedging instruments

Other accounts payable and accrued expenses	$(534)	$(659)

Total	$(534)	$(659)

Schedule of changes in net unrealized gains on foreign currency cash flows hedges

	Six months ended	Year ended
	June 30,	December 31,
	2012	2011
	Unaudited	Audited

Net unrealized gains (losses) on cash flow hedges as of beginning balance *)	$(659)	$293
Gains (losses) recognized in accumulated other comprehensive income	503	(1,282)
Realized gains (losses) reclassified into earnings	(378)	330

Net unrealized losses on cash flow hedges as of ending balance *)	$(534)	$(659)

*) Excludes tax effect.

FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2012
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Schedule of financial assets measured at fair value on a recurring basis

	June 30, 2012			December 31, 2011
	Unaudited			Audited
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Money market funds (included in cash and cash equivalents)	$9,761	$--	$--	$1,051	$--	$--
Governmental bonds	--	9,282	--	--	9,962	--
Corporate bonds	--	32,473	--	--	30,752	--
Foreign currency cash flow hedges	--	(450)	--	--	(582)	--

Total	$9,761	$41,305	$--	$1,051	$40,132	$--

SEGMENTS AND GEOGRAPHIC INFORMATION (Tables)	6 Months Ended
Jun. 30, 2012
SEGMENTS AND GEOGRAPHIC INFORMATION [Abstract]
Schedule of total revenues and long-lived assets by segment
	Six months ended June 30, 2012		Six months ended June 30, 2011		Year ended December 31, 2011
	Revenues	Long-lived Assets (*)	Revenues	Long-lived Assets (*)	Revenues	Long-lived Assets (*)

Israel	$3,500	$1,289	$3,318	$671	$5,643	$1,026
China and Hong Kong	9,498	-	9,620	-	25,136	-
Far East (excluding China and Hong Kong)	889	-	846	-	2,933	-
Canada	66	-	799	-	1,375	-
USA	3,346	1	5,316	2	10,440	2
Europe	12,840	-	10,369	-	17,635	-
Others	74	-	217	-	295	-

	$30,213	$1,290	$30,485	$$673	$63,457	$1,028

(*)	Excluded goodwill and intangible assets.

Schedule of significant customers
	Six months ended June 30,		Year ended December 31,
	2012	2011	2011
	Unaudited		Audited

Customer A	43%	32%	27%
Customer B	17%	(*)	11%
Customer C	14%	21%	24%
(*) less than 10%

EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2012
EARNINGS PER SHARE [Abstract]
Schedule of computation of basic and diluted net earnings per share

	Six months ended June 30,		Year ended December 31,
	2012	2011	2011
	Unaudited	Unaudited	Audited
Numerator:
Net income	$10,685	$6,245	$7,942

Denominator:
Weighted-average number of shares outstanding used in computing basic net earnings per share	27,783,834	26,400,961	26,681,749
Dilutive effect: stock options and RSUs	917,002	1,398,002	1,319,679
Total weighted-average number of shares used in computing diluted net earnings per share	28,700,836	27,798,963	28,001,428

Basic net income per share	$0.38	$0.24	$0.30
Diluted net income per share	$0.37	$0.22	$0.28

EMPLOYEE EQUITY INCENTIVE AWARDS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
EMPLOYEE EQUITY INCENTIVE AWARDS [Abstract]
Total unrecognized compensation cost	$ 28,690
Period over which unrecognized compensation cost will be recognized	4
Weighted average period over which unrecognized compensation cost will be recognized	2 years

EMPLOYEE EQUITY INCENTIVE AWARDS (Stock Options and Restricted Stock Units Award Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012
Number of awards
Outstanding, beginning balance	2,223,166	[1]
Forfeited	6,687	[2]
Outstanding, ending balance	1,707,773	[3]
Stock options exercisable	531,078
Vested and expected to vest	1,660,313	[4],[5]
Weighted-average exercise price
Outstanding, beginning balance	$ 9.45	[1]
Forfeited	$ 1.81	[2]
Outstanding, ending balance	$ 5.41	[3]
Stock options exercisable	$ 13.25
Vested and expected to vest	$ 5.55	[4],[5]
Weighted average remaining contractual life years
Outstanding, ending balance	2.15	[3]
Stock options exercisable	2.98
Vested and expected to vest	2.2	[4],[5]
Aggregate intrinsic value
Outstanding, ending balance	$ 59,151	[3]
Stock options exercisable	14,228
Vested and expected to vest	57,275	[4],[5]
Pre-vesting forfeiture rate	3.00%
Stock Options [Member]
Number of awards
Stock options exercised	872,833
Outstanding, beginning balance	1,554,159
Forfeited	741
Outstanding, ending balance	680,585
Vested and expected to vest	678,765
Weighted-average exercise price
Stock options exercised	$ 13.48
Outstanding, beginning balance	$ 13.52
Forfeited	$ 16.28
Outstanding, ending balance	$ 13.56
Vested and expected to vest	$ 13.56
Weighted average remaining contractual life years
Outstanding, ending balance	3.14
Vested and expected to vest	3.22
Aggregate intrinsic value
Outstanding, ending balance	18,022
Vested and expected to vest	17,974
Restricted Share Units (RSUs) [Member]
Number of awards
RSUs granted	513,850
Vested and issued RSUs	149,723
Vested and expected to vest	981,548
Outstanding, beginning balance	669,007
Forfeited	5,946
Outstanding, ending balance	1,027,188
Weighted-average exercise price
RSUs granted	$ 0.01
Vested and issued RSUs	$ 0.01
Weighted average remaining contractual life years
Vested and expected to vest	1.49
Outstanding, ending balance	1.49
Aggregate intrinsic value
Vested and expected to vest	$ 39,301
Outstanding, ending balance	$ 41,129

[1]	Includes (i) 1,554,159 stock options with weighted average exercise price of $13.52; and (ii) 669,007 RSUs.
[2]	Includes (i) 741 forfeited stock options with weighted average exercise price of $16.28; and (ii) 5,946 forfeited RSUs.
[3]	Includes (i) 680,585 stock options with weighted average exercise price of $13.56, with weighted average remaining contractual term of 3.14 years and with aggregate intrinsic value of $18,022 ; and (ii) 1,027,188 RSUs, with weighted average remaining contractual term of 1.49 years and with aggregate intrinsic value of $41,129.
[4]	Includes (i) 678,765 stock options with weighted average exercise price of $13.56 with weighted average remaining contractual term of 3.22 years and with aggregate intrinsic value of $17,974; and (ii) 981,548 RSUs, with weighted average remaining contractual term of 1.49 years and with aggregate intrinsic value of $39,301.
[5]	Based on the Company's historical experience and future expectations, the annual pre-vesting forfeiture rate is approximately 3%.

EMPLOYEE EQUITY INCENTIVE AWARDS (Awards Outstanding by Exercise Price) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Awards outstanding	1,707,773
Weighted average remaining contractual life years	2.15
Aggregate intrinsic value	$ 59,151 [1]
Awards exercisable	531,078
Weighted average remaining contractual life years	2.98
$0.01 (RSUs) [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 0.01
Maximum exercise price	$ 0.01
Awards outstanding	1,027,188
Weighted average remaining contractual life years	1.49
Aggregate intrinsic value	41,129
Awards exercisable
Weighted average remaining contractual life years
$ 2.81 - $3.12 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 2.81
Maximum exercise price	$ 3.12
Awards outstanding	59,346
Weighted average remaining contractual life years	1.32
Aggregate intrinsic value	2,206
Awards exercisable	59,346
Weighted average remaining contractual life years	1.32
$ 10.33 - $12.23 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 10.33
Maximum exercise price	$ 11.97
Awards outstanding	94,202
Weighted average remaining contractual life years	4.17
Aggregate intrinsic value	2,696
Awards exercisable	52,620
Weighted average remaining contractual life years	4.19
$ 13.45 - $16.62 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 13.45
Maximum exercise price	$ 16.62
Awards outstanding	527,037
Weighted average remaining contractual life years	3.16
Aggregate intrinsic value	$ 13,120
Awards exercisable	419,112
Weighted average remaining contractual life years	3.06

[1]	Includes (i) 680,585 stock options with weighted average exercise price of $13.56, with weighted average remaining contractual term of 3.14 years and with aggregate intrinsic value of $18,022 ; and (ii) 1,027,188 RSUs, with weighted average remaining contractual term of 1.49 years and with aggregate intrinsic value of $41,129.

EMPLOYEE EQUITY INCENTIVE AWARDS (Stock Based Compensation Expenses) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expenses	$ 5,417	$ 4,196	$ 8,606
Costs of Revenues [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expenses	151	213	359
Research and Development Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expenses	2,906	2,245	4,446
Selling and Marketing Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expenses	1,174	894	1,867
General and Administrative Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expenses	$ 1,186	$ 844	$ 1,934

INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
INVENTORIES [Abstract]
Raw materials	$ 48	$ 113
Work in progress	100	96
Finished products	5,844	5,579
Total	$ 5,992	$ 5,788

AVAILABLE FOR SALE MARKETABLE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 41,657	$ 41,015
Gross unrealized gain	166	71
Gross unrealized loss	(68)	(372)
Fair value	41,755	40,714
Matures within one year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	21,845	10,750
Gross unrealized gain	77	30
Gross unrealized loss		(15)
Fair value	21,922	10,765
Matures within one year [Member] | Governmental debentures fixed interest rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	5,499	3,542
Gross unrealized gain	12
Gross unrealized loss
Fair value	5,511	3,542
Matures within one year [Member] | Corporate debentures - fixed interest rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	14,825	997
Gross unrealized gain	58	3
Gross unrealized loss
Fair value	14,883	1,000
Matures within one year [Member] | Corporate debentures floating interest rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	1,521	6,211
Gross unrealized gain	7	27
Gross unrealized loss		(15)
Fair value	1,528	6,223
Matures after one year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	19,812	30,265
Gross unrealized gain	89	41
Gross unrealized loss	(68)	(357)
Fair value	19,833	29,949
Matures after one year [Member] | Governmental debentures fixed interest rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	3,765	6,421
Gross unrealized gain	6	16
Gross unrealized loss		(12)
Fair value	3,771	6,425
Matures after one year [Member] | Corporate debentures - fixed interest rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	5,790	13,550
Gross unrealized gain	20	25
Gross unrealized loss	(24)	(122)
Fair value	5,786	13,453
Matures after one year [Member] | Corporate debentures floating interest rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	10,257	10,294
Gross unrealized gain	63
Gross unrealized loss	(44)	(223)
Fair value	$ 10,276	$ 10,071

DERIVATIVE INSTRUMENTS (Fair Value of Foreign Currency Cash Flow Hedges) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
DERIVATIVE INSTRUMENTS [Abstract]
Notional amount of forward contracts	$ 16,800	$ 15,800
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivatives	(534)	(659)
Designated as Hedging Instrument [Member] | Other accounts receivable and prepaid expenses [Member]
Derivatives, Fair Value [Line Items]
Derivatives	$ (534)	$ (659)

DERIVATIVE INSTRUMENTS (Change in Net Unrealized Gains on Foreign Currency Cash Flow Hedges) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
DERIVATIVE INSTRUMENTS [Abstract]
Net unrealized gains (losses) on cash flow hedges as of beginning balance	$ (659)	$ 293
Gains (losses) recognized in accumulated other comprehensive income	503	(1,282)
Realized gains (losses) reclassified into earnings	(378)	330
Net unrealized losses on cash flow hedges as of ending balance	$ (534)	$ (659)

FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds (included in Cash and cash equivalents)	$ 9,761	$ 1,051
Governmental bonds
Corporate bonds
Foreign currency cash flow hedges
Total	9,761	1,051
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds (included in Cash and cash equivalents)
Governmental bonds	9,282	9,962
Corporate bonds	32,473	30,752
Foreign currency cash flow hedges	(450)	(582)
Total	41,305	40,132
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds (included in Cash and cash equivalents)
Governmental bonds
Corporate bonds
Foreign currency cash flow hedges
Total

ROYALTIES COMMITMENTS (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Encouragement Of Research And Development [Line Items]
Repayment of OCS grants			$ 9,938
Encouragement of Research and Development Agreement [Member]
Encouragement Of Research And Development [Line Items]
Percent of OCS participation	50.00%
Contingent obligation	6,180
Royalty expense	$ 0	$ 726	$ 1,196
Encouragement of Research and Development Agreement [Member] | Minimum [Member]
Encouragement Of Research And Development [Line Items]
Percent of royalty obligation	3.50%
Encouragement of Research and Development Agreement [Member] | Maximum [Member]
Encouragement Of Research And Development [Line Items]
Percent of OCS participation	100.00%
Percent of royalty obligation	4.50%

SEGMENTS AND GEOGRAPHIC INFORMATION (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Segment Reporting [Abstract]
Number of reportable segments	1
Revenues from network processors	$ 29,342	$ 29,488	$ 61,802
Royalty revenues from Cisco derived from agreement with Marvell	12,808	9,845	16,845
Revenues from software tools and other services	$ 871	$ 997	$ 1,655

SEGMENTS AND GEOGRAPHIC INFORMATION (Revenue and Long Lived Assets by Segment) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Schedule of Geographical Information [Line Items]
Revenues	$ 30,213	$ 30,485	$ 63,457
Long-lived Assets	1,290	673	1,028
Israel [Member]
Schedule of Geographical Information [Line Items]
Revenues	3,500	3,318	5,643
Long-lived Assets	1,289	671	1,026
China and Hong Kong [Member]
Schedule of Geographical Information [Line Items]
Revenues	9,498	9,620	25,136
Long-lived Assets
Far East (excluding China and Hong Kong) [Member]
Schedule of Geographical Information [Line Items]
Revenues	889	846	2,933
Long-lived Assets
Canada [Member]
Schedule of Geographical Information [Line Items]
Revenues	66	799	1,375
Long-lived Assets
United States [Member]
Schedule of Geographical Information [Line Items]
Revenues	3,346	5,316	10,440
Long-lived Assets	1	2	2
Europe [Member]
Schedule of Geographical Information [Line Items]
Revenues	12,840	10,369	17,635
Long-lived Assets
Others [Member]
Schedule of Geographical Information [Line Items]
Revenues	74	217	295
Long-lived Assets

SEGMENTS AND GEOGRAPHIC INFORMATION (Schedule of Significant Customers) (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Customer A [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue	43.00%	32.00%	27.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue	17.00%		11.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue	14.00%	21.00%	24.00%

MAJOR SUBCONTRACTORS (Details) (Cost of Goods, Total [Member], Subcontractors Concentration Risk [Member])	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011
Cost of Goods, Total [Member] | Subcontractors Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	78.00%	80.00%	75.00%

EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
EARNINGS PER SHARE [Abstract]
Net income	$ 10,685	$ 6,245	$ 7,942 [1]
Weighted-average number of shares outstanding used in computing basic net earnings per share	27,783,834	26,400,961	26,681,749
Dilutive effect: stock options and RSUs	917,002	1,398,002	1,319,679
Total weighted-average number of shares used in computing diluted net earnings per share	28,700,836	27,798,963	28,001,428
Basic net income per share	$ 0.38	$ 0.24	$ 0.3
Diluted net income per share	$ 0.37	$ 0.22	$ 0.28
Options to Purchase Ordinary Shares and RSUs [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities

[1]	Including one time repayment of OCS grants